UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-07292

North American Government Bond Fund, Inc.

(Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor New York, New York	10019
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.            40 West 57th Street, 18th Floor            New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:         October 31, 2011

Date of reporting period:       April 30, 2011

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT April 30, 2011 (Unaudited)
TOTAL RETURN U.S. TREASURY FUND, INC. MANAGED MUNICIPAL FUND, INC. NORTH AMERICAN GOVERNMENT BOND FUND, INC. ISI STRATEGY FUND, INC.

ISI Funds Semi-Annual Report – Table of Contents

Investment Advisor’s Message	1
Performance Comparisons	2
Shareholder Expense Examples	10
Portfolio Profiles	13
Schedules of Investments	14
Statements of Assets and Liabilities	27
Statements of Operations	31
Statements of Changes in Net Assets	33
Financial Highlights	39
Notes to Financial Statements	46
Notice to Shareholders	56

Investment Advisor’s Message	4/30/2011

Dear Shareholder:

I am pleased to present the semi-annual report to shareholders for the ISI Funds. This report covers the six-month reporting period ended April 30, 2011. For this period, the Total Return US Treasury Fund, Inc. (‘Total Return’) produced a -2.46% return; Managed Municipal Fund, Inc. (‘Managed Municipal’) produced a -1.05% return in its Class A Shares and a -0.83 return in its Class I Shares; North American Government Bond Fund, Inc. (‘North American’) produced a -0.13% return in its Class A Shares, a -0.37% return in its Class C Shares, and a +0.15% return in its Class I Shares; and ISI Strategy Fund (‘Strategy’) produced a +13.72% return. These figures assume the reinvestment of dividends and capital gain distributions, and exclude the impact of any sales charges.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance of a Fund, please call (800) 882-8585.

Description of Fund Objectives

Total Return, Managed Municipal, North American and Strategy, (each a ‘Fund’ and collectively, the ‘Funds’) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the state of Maryland.

International Strategy & Investment, Inc. (‘ISI’) manages all four Funds. Total Return’s investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal’s investment objective is designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American’s investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy’s investment objective is designed to maximize total return through a combination of long-term growth of capital and current income.

We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

R. Alan Medaugh
President
June 9, 2011

1

Total Return US Treasury Fund – Performance Comparison1 (Unaudited)

2

Total Return US Treasury Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2011	1 Year	3 Years	5 Years	10 Years	Since Inception2	1 Year	3 Years	5 Years	10 Years	Since Inception2
Total Return US Treasury Fund	0.71%	10.64%	27.77%	59.03%	322.98%	0.71%	3.43%	5.02%	4.75%	6.55%
Barclays Capital Treasury Index3	4.64%	14.26%	33.97%	69.28%	369.75%	4.64%	4.54%	6.02%	5.40%	7.06%
Barclays Capital Intermediate Treasury Index3	4.33%	13.56%	32.09%	60.43%	315.02%	4.33%	4.33%	5.72%	4.84%	6.48%
Barclays Capital Long-Term Treasury Index3	6.31%	16.80%	40.96%	93.28%	556.15%	6.31%	5.31%	7.11%	6.81%	8.65%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge. Distributions of the Fund’s capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently, the Fund’s weighted average maturity is approximately 6.51 years.

2	The Fund’s inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
3
The Barclays Capital Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Barclays Capital Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

Expense Ratio Information as of:	October 31, 2010 (As disclosed in March 1, 2011 Summary Prospectus)
Gross Expense Ratio	0.82%

3

Managed Municipal Fund – Performance Comparison1 (Unaudited)

4

Managed Municipal Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2011	1 Year	3 Years	5 Years	10 Years	Since Inception	1 Year	3 Years	5 Years	10 Years	Since Inception
Managed Municipal Fund - ISI Class A Shares2	-1.54%	6.95%	16.37%	42.57%	182.28%	-1.54%	2.26%	3.08%	3.61%	5.02%
Managed Municipal Fund - ISI Class I Shares3	—	—	—	—	-1.68%	—	—	—	—	-1.68%*
Barclays Capital General Obligation Index4	3.15%	16.35%	28.15%	64.06%	252.05%	3.15%	5.18%	5.09%	5.08%	6.12%
Barclays Capital Prerefunded Municipal Bond Index4	2.48%	13.19%	25.16%	51.69%	199.04%	2.48%	4.22%	4.59%	4.25%	5.31%
Consumer Price Index5	3.20%	4.73%	11.65%	27.04%	63.44%	3.20%	1.55%	2.23%	2.42%	2.73%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the sales charges, if applicable. ISI Class A Shares have a maximum 3.00% sales charge. Distributions of the Fund’s income and capital gains may be subject to state and local taxes.

2	The ISI Class A Shares inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
3	The ISI Class I Shares inception date is October 7, 2010. Benchmark returns are for the period beginning October 31, 2010.
4
The Barclays Capital General Obligation Index is an unmanaged index reflecting general municipal bond market performance. The Barclays Capital Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the general Barclays Capital Municipal Bond Index, and contains only bonds from that index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

5	The Consumer Price Index is a widely used measure of inflation.
*	Not Annualized.

Expense Ratio Information as of:	October 31, 2010 (As disclosed in March 1, 2011 Summary Prospectus)
Gross Expense Ratio – Class A	0.97%
Gross Expense Ratio – Class I	0.70%

5

North American Government Bond Fund – Performance Comparison1 (Unaudited)

6

North American Government Bond Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2011	1 Year	3 Years	5 Years	10 Years	Since Inception	1 Year	3 Years	5 Years	10 Years	Since Inception
North American Government Bond Fund - ISI Class A Shares2	3.36%	11.98%	32.22%	69.09%	177.80%	3.36%	3.85%	5.75%	5.39%	5.75%
North American Government Bond Fund - ISI Class C Shares3	4.71%	13.26%	31.97%	—	37.06%	4.71%	4.24%	5.71%	—	4.04%
North American Government Bond Fund - ISI Class I Shares4	—	—	—	—	1.90%	—	—	—	—	1.90%*
Barclays Capital Intermediate Treasury Index5	4.33%	13.56%	32.09%	60.43%	164.60%	4.33%	4.33%	5.72%	4.84%	5.48%
Barclays Capital Emerging Americas Index: Mexico Section / Citigroup US Broad Investment-Grade Bond Index Mexico Sector / Barclays Capital Global Aggregate Index: Mexico Section6	8.18%	2.41%	26.68%	103.01%	468.91%	8.18%	0.80%	4.84%	7.34%	9.99%
Consumer Price Index7	3.20%	4.73%	11.65%	27.04%	63.44%	3.20%	1.55%	2.23%	2.42%	2.73%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.

2	ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.
3
ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Barclays Capital Intermediate Treasury Index from May 31, 2003 through April 30, 2011 were 35.68% and 3.93%, respectively.

4	ISI Class I Shares inception date is September 16, 2010. Benchmark returns are for the periods beginning September 30, 2010.
5
The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

6
Reflects the performance of the Barclays Capital Emerging Americas Index: Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through October 31, 2006 and the Barclays Capital Global Aggregate Index: Mexico from October 31, 2006 through April 30, 2011. The Barclays Capital Emerging Americas Index: Mexico Section has been discontinued. Barclays Capital Emerging Americas Index: Mexico Section was an unmanaged sub-index of the Barclays Capital Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Barclays Capital Global Aggregate Index: Mexico Section is an unmanaged sub-index of Barclays Capital Global Aggregate Index which provides broad-based measure of global investment-grade fixed income markets. The Mexico Section reflects the US dollar performance of selected Mexican government peso-denominated debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

7	The Consumer Price Index is a widely used measure of inflation.
*	Not Annualized.

Expense Ratio Information as of:	October 31, 2010 (As disclosed in March 1, 2011 Summary Prospectus)
Gross Expense Ratio – Class A	1.15%
Gross Expense Ratio – Class C	1.78%
Gross Expense Ratio – Class I	0.69%

7

ISI Strategy Fund – Performance Comparison1 (Unaudited)

8

ISI Strategy Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2011	1 Year	3 Years	5 Years	10 Years	Since Inception2	1 Year	3 Years	5 Years	10 Years	Since Inception2
ISI Strategy Fund	10.97%	8.74%	19.27%	51.77%	92.36%	10.97%	2.83%	3.59%	4.26%	4.92%
Wilshire 5000 (Full Cap) Index3	18.39%	9.80%	19.79%	49.55%	211.37%	18.39%	3.17%	3.68%	4.11%	8.72%
Consumer Price Index4	3.20%	4.73%	11.65%	27.04%	63.44%	3.20%	1.55%	2.23%	2.42%	2.73%
Lipper Flexible Portfolio Funds Average5	15.16%	11.73%	28.49%	59.51%	97.64%	15.16%	3.77%	5.14%	4.78%	5.14%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge.

2	The Fund’s inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
3
The DJ Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

4	The Consumer Price Index is a widely used measure of inflation.
5
Lipper figures represent the average total returns by all mutual funds designated by Lipper as falling into the category indicated. The Lipper Flexible Portfolio Funds Average category includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return.

Expense Ratio Information as of:	October 31, 2010 (As disclosed in March 1, 2011 Summary Prospectus)
Gross Expense Ratio	1.06%

9

Shareholder Expense Examples (Unaudited)

As a shareholder of the Funds, you may incur two types of cost; (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2010) and held for the entire period (April 30, 2011).

Actual Expenses – “Actual Return” in the following table provides information about actual account values and actual expenses. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid During Period” column to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – “Hypothetical Returns” in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, “Hypothetical Returns” in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

10

Shareholder Expense Examples (Unaudited) (continued)

Total Return US Treasury Fund
	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$975.40	$4.41	0.90%
Based on Hypothetical 5% Return	$1,000.00	$1,020.33	$4.51	0.90%

Managed Municipal Fund – Class A
	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$989.50	$4.93	1.00%
Based on Hypothetical 5% Return	$1,000.00	$1,019.84	$5.01	1.00%

Managed Municipal Fund – Class I
	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$991.70	$3.65	0.74%
Based on Hypothetical 5% Return	$1,000.00	$1,021.12	$3.71	0.74%

North American Government Bond Fund – Class A
	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$998.70	$5.90	1.19%
Based on Hypothetical 5% Return	$1,000.00	$1,018.89	$5.96	1.19%

North American Government Bond Fund – Class C
	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$996.30	$8.86	1.79%
Based on Hypothetical 5% Return	$1,000.00	$1,015.92	$8.95	1.79%

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Shareholder Expense Examples (Unaudited) (continued)

North American Government Bond Fund – Class I
	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,001.50	$3.82	0.77%
Based on Hypothetical 5% Return	$1,000.00	$1,020.98	$3.86	0.77%

ISI Strategy Fund
	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,137.20	$5.46	1.03%
Based on Hypothetical 5% Return	$1,000.00	$1,019.69	$5.16	1.03%

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12

Portfolio Profiles (Unaudited)

Portfolio Profiles (as a % of Net Assets)	April 30, 2011

Total Return US Treasury Fund
US Treasury Obligations	97.50%
Repurchase Agreements	1.80%
Other Assets and Liabilities	0.70%
100.00%

Managed Municipal Fund
Aaa Municipal Obligations*	77.51%
Aa Municipal Obligations*	10.39%
NR Municipal Obligations*	0.41%
US Treasury Obligations	4.79%
Repurchase Agreements	6.13%
Other Assets and Liabilities	0.77%
100.00%
* Ratings are based on Moody’s Investors Service, Inc.

North American Government Bond Fund
Canadian Securities	18.00%
Mexican Securities	9.45%
US Treasury Obligations	70.42%
Repurchase Agreements	0.94%
Other Assets and Liabilities	1.19%
100.00%

ISI Strategy Fund
Consumer Discretionary	8.72%
Consumer Staples	7.82%
Energy	13.40%
Financials	13.48%
Health Care	11.47%
Industrials	10.03%
Information Technology	16.90%
Materials	4.05%
Telecommunication Services	1.09%
Utilities	2.02%
US Treasury Obligations	9.41%
Repurchase Agreements	1.61%
Other Assets and Liabilities	0.00%
100.00%

13

Total Return US Treasury Fund

Schedule of Investments	April 30, 2011 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS - 97.50%
US Treasury Notes	1.000%	08/31/11	$13,500,000	$13,542,714
US Treasury Notes	1.000%	10/31/11	3,000,000	3,013,359
US Treasury Notes	0.625%	07/31/12	2,000,000	2,008,212
US Treasury Notes	2.000%	01/31/16	11,000,000	11,067,034
US Treasury Notes	3.750%	11/15/18	1,370,000	1,459,693
US Treasury Notes	3.125%	05/15/19	5,300,000	5,375,361
US Treasury Notes	2.625%	08/15/20	7,000,000	6,657,112
US Treasury Bonds	8.125%	08/15/19	10,000,000	13,862,500
US Treasury Bonds	8.750%	08/15/20	11,300,000	16,428,256
US Treasury Bonds	7.875%	02/15/21	1,000,000	1,389,219
US Treasury Bonds	6.375%	08/15/27	6,000,000	7,706,250

Total US Treasury Obligations (Cost $81,560,755)				$82,509,710

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 1.80%
JPMorgan Chase, N.A.
Dated 04/29/11, 0.01%, principal and interest in the amount of $1,528,001 to be repurchased 05/02/11, collateralized by US Treasury Inflation-Protected Notes, par value of $1,219,100 due 07/15/14 and 01/15/15 with a combined value of $1,560,270 (Cost $1,528,000)	$1,528,000	$1,528,000

Total Investments - 99.30% (Cost $83,088,755)*		$84,037,710
Other Assets in Excess of Liabilities - 0.70%		590,847
Net Assets - 100.00%		$84,628,557

*	Cost for Federal income tax purposes is $83,088,755 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$1,446,134
Gross Unrealized Depreciation	(497,179)
Net Unrealized Appreciation	$948,955

See Notes to Financial Statements.

14

Managed Municipal Fund

Schedule of Investments	April 30, 2011 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody’s/ S&P)1	Principal Amount	Market Value
MUNICIPAL BONDS - 88.31%
General Obligation - 66.17%
Alexandria, VA, Capital Improvements	4.250%	06/15/21	Aaa/AAA	$3,300,000	$3,433,617
Arlington County, VA, Public Improvements	4.500%	01/15/28	Aaa/AAA	1,600,000	1,611,568
Austin, TX, Public Improvements, Series A	3.500%	09/01/30	Aaa/AAA	2,500,000	2,164,375
Baltimore County, MD	4.000%	08/01/22	Aaa/AAA	1,665,000	1,785,546
Dallas, TX	4.000%	02/15/16	Aa1/AA+	2,450,000	2,515,121
Delaware State, Series B	3.000%	07/01/19	Aaa/AAA	1,400,000	1,456,784
Delaware State, Series B	3.250%	01/01/21	Aaa/AAA	2,000,000	2,037,900
Du Page County, IL, Jail Project	5.600%	01/01/21	Aaa/AAA	1,600,000	1,835,664
Florida State, Board of Education, Public Education, Series I	4.125%	06/01/21	Aa1/AAA	3,000,000	3,070,980
Georgia State, Series B	4.250%	04/01/25	Aaa/AAA	1,120,000	1,151,438
Georgia State, Series G	4.125%	10/01/23	Aaa/AAA	2,000,000	2,078,740
Henrico County, VA, Public Improvements	4.250%	07/15/24	Aaa/AAA	2,830,000	2,908,844
Maryland State, Capital Improvements, Series A	4.000%	02/15/20	Aaa/AAA	4,000,000	4,196,240
Mecklenburg County, NC	3.500%	02/01/26	Aaa/AAA	2,000,000	1,911,880
Mecklenburg County, NC, Public Improvements, Series A	4.000%	02/01/20	Aaa/AAA	3,000,000	3,108,720
Mecklenburg County, NC, Public Improvements, Series B	4.000%	03/01/27	Aaa/AAA	1,000,000	1,004,980
Minnesota State, State Trunk Highway, Series B	4.000%	08/01/30	Aa1/AAA	2,830,000	2,750,166
Missouri State, Fourth State Building, Series A	4.125%	10/01/19	Aaa/AAA	2,000,000	2,045,160
Montgomery County, MD, Public Improvements, Series A	4.000%	05/01/21	Aaa/AAA	2,450,000	2,502,381
Prince Georges County, MD, Public Improvements	4.125%	07/15/26	Aaa/AAA	2,000,000	2,033,620
Salt Lake City, UT, School District, School Board Guaranty, Series A	4.500%	03/01/20	Aaa/NR	2,240,000	2,401,997
South Carolina State, Coastal Carolina University, Series A	4.000%	04/01/28	Aaa/AA+	1,000,000	992,440
South Carolina State, Highway, Series A	3.000%	08/01/22	Aaa/AA+	1,475,000	1,437,166
Tennessee State, Series A	5.000%	05/01/26	Aaa/AA+	500,000	538,480
Tennessee State, Series A	5.000%	05/01/27	Aaa/AA+	2,075,000	2,221,952
Tennessee State, Series A	4.000%	05/01/28	Aaa/AA+	2,000,000	1,991,440
Tennessee State, Series A	3.625%	05/01/31	Aaa/AA+	2,000,000	1,762,300
Texas, Water Financial Assistance, Series C-1	5.000%	08/01/39	Aaa/AA+	3,515,000	3,611,627

See Notes to Financial Statements.

15

Managed Municipal Fund

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody’s/ S&P)1	Principal Amount	Market Value
MUNICIPAL BONDS - 88.31% (continued)
General Obligation - 66.17% (continued)
Utah State, Series A	3.000%	07/01/18	Aaa/AAA	$1,000,000	$1,036,960
Virginia State, Series B	4.250%	06/01/26	Aaa/AAA	2,500,000	2,546,325
Washington State, Series F	4.500%	07/01/27	Aa1/AA+	2,500,000	2,536,875
Washington, MD, Suburban Sanitation District, Water Supply	4.250%	06/01/26	Aaa/AAA	2,500,000	2,545,175
					$69,226,461
Prerefunded2 Issues - 3.57%
Arlington County, VA, Public Improvements, 01/15/13 @ 100	4.500%	01/15/28	NR/NR	$400,000	$427,032
Delaware State, Series A, 01/01/12 @ 100	4.200%	01/01/20	Aaa/AAA	1,675,000	1,719,237
Gwinnett County, GA, Water & Sewer Authority, 08/01/12 @ 100	5.250%	08/01/24	Aaa/AAA	1,500,000	1,592,205
					$3,738,474
Revenue Bonds - 18.57%
Colorado, Water Resources & Power Development Authority, Series A	4.000%	09/01/29	Aaa/AAA	$2,000,000	$1,896,300
Fairfax County, VA, Water Authority Water Revenue	4.500%	04/01/27	Aaa/AAA	2,500,000	2,561,950
Florida, Water Pollution Control Financing, Series A	5.000%	01/15/29	Aaa/AAA	500,000	521,230
Florida, Water Pollution Control Financing, Series A	5.100%	01/15/29	Aaa/AAA	550,000	577,549
Gwinnett County, GA, Water & Sewer Authority, Series A	4.000%	08/01/28	Aaa/AAA	2,000,000	1,981,440
Kansas State, Development Finance Authority, Series DW-1	3.000%	04/01/20	Aaa/AAA	2,865,000	2,885,112
Kansas State, Development Finance Authority, Series DW-1	3.125%	04/01/22	Aaa/AAA	2,975,000	2,919,219
Texas, Water Development Board Revenue, State Revolving Fund-Senior Lien, Series A	4.750%	07/15/20	Aaa/AAA	3,000,000	3,004,260
Virginia State Resources Authority Clean Water Revenue	4.500%	10/01/28	Aaa/AAA	3,000,000	3,077,130
					$19,424,190

Total Municipal Bonds (Cost $90,588,991)					$92,389,125

US TREASURY OBLIGATION - 4.79%
US Treasury Notes (Cost $5,012,432)	1.000%	08/31/11	—	$5,000,000	$5,015,820

See Notes to Financial Statements.

16

Managed Municipal Fund

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 6.13%
JPMorgan Chase, N.A.
Dated 04/29/11, 0.01%, principal and interest in the amount of $6,413,003 to be repurchased 05/02/11, collateralized by US Treasury Inflation-Protected Notes, par value of $5,649,800 due 01/15/14, 01/15/15, 07/15/16, 07/15/18, 07/15/20, and 01/15/21 with a combined value of $6,543,341 (Cost $6,413,000)	$6,413,000	$6,413,000

Total Investments - 99.23% (Cost $102,014,423)*		$103,817,945
Other Assets in Excess of Liabilities - 0.77%		800,889
Net Assets - 100.00%		$104,618,834

1	Moody’s Municipal Bond Ratings:
	Aaa	Judged to be of the best quality.
	Aa	Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S&P Municipal Bond Ratings:
	AAA	Of the highest quality.
	AA	The second strongest capacity of payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
	NR	Bond is not rated by this rating organization.
2
Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

*	Cost for Federal income tax purposes is $102,014,423 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$2,777,565
Gross Unrealized Depreciation	(974,043)
Net Unrealized Appreciation	$1,803,522

See Notes to Financial Statements.

17

North American Government Bond Fund

Schedule of Investments	April 30, 2011 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount1	Market Value
CANADIAN SECURITIES - 18.00%
Canadian Government Bonds	1.500%	03/01/12	CAD 2,000,000	$2,117,148
Canadian Government Bonds	1.500%	06/01/12	2,000,000	2,115,859
Canadian Government Bonds	3.750%	06/01/12	7,500,000	8,125,112
Canadian Government Bonds	3.500%	06/01/13	3,100,000	3,390,391
Canadian Government Bonds	4.000%	06/01/17	9,000,000	10,165,629

Total Canadian Securities (Cost $23,306,504)				$25,914,139

MEXICAN SECURITIES - 9.45%
Mexican Bono2	9.000%	12/20/12	MXN 31,782,400	$2,926,255
Mexican Bono2	6.000%	06/18/15	23,850,000	2,045,678
Mexican Bono2	8.000%	12/17/15	93,907,000	8,630,255

Total Mexican Securities (Cost $13,154,808)				$13,602,188

US TREASURY OBLIGATIONS - 70.42%
US Treasury Notes	1.000%	08/31/11	$9,000,000	$9,028,476
US Treasury Notes	2.000%	01/31/16	12,000,000	12,073,128
US Treasury Notes	2.125%	02/29/16	3,750,000	3,789,844
US Treasury Notes	3.125%	05/15/19	11,600,000	11,764,940
US Treasury Notes	2.625%	08/15/20	11,850,000	11,269,540
US Treasury Bonds	8.750%	05/15/17	12,800,000	17,462,003
US Treasury Bonds	8.875%	08/15/17	10,300,000	14,214,804
US Treasury Bonds	8.125%	08/15/19	6,500,000	9,010,625
US Treasury Bonds	8.500%	02/15/20	6,000,000	8,547,186
US Treasury Bonds	8.750%	08/15/20	2,300,000	3,343,804
US Treasury Bonds	7.875%	02/15/21	650,000	902,992

Total US Treasury Obligations (Cost $100,692,490)				$101,407,342

See Notes to Financial Statements.

18

North American Government Bond Fund

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 0.94%
JPMorgan Chase, N.A.
Dated 04/29/11, 0.01%, principal and interest in the amount of $1,354,001 to be repurchased 05/02/11, collateralized by US Treasury Inflation-Protected Note, par value of $1,055,000 due 07/15/14 with a value of $1,383,030 (Cost $1,354,000)	$1,354,000	$1,354,000

Total Investments - 98.81% (Cost $138,507,802)*		$142,277,669
Other Assets in Excess of Liabilities - 1.19%		1,713,593
Net Assets - 100.00%		$143,991,262

CAD	Canadian dollar
MXN	Mexican peso

1	Principal Amount is shown in US dollars unless otherwise noted.
2	Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.
*	Cost for Federal income tax purposes is $138,507,802 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$4,617,793
Gross Unrealized Depreciation	(847,926)
Net Unrealized Appreciation	$3,769,867

See Notes to Financial Statements.

19

ISI Strategy Fund

Schedule of Investments	April 30, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 88.98%
Consumer Discretionary - 8.72%
Auto Components - 0.01%
Goodyear Tire & Rubber Co. (The)*	190	$3,449

Automobiles - 0.10%
Ford Motor Co.*	4,400	68,068

Hotels, Restaurants & Leisure - 2.40%
International Game Technology	11,650	206,088
Las Vegas Sands Corp.*	9,700	455,997
Marriott International, Inc. - Class A	4,806	169,652
McDonald's Corp.	10,376	812,545
		1,644,282
Household Durables - 0.64%
Fortune Brands, Inc.	5,113	332,754
Whirlpool Corp.	1,200	103,416
		436,170
Internet & Catalog Retail - 0.32%
Blue Nile, Inc.*	1,500	85,500
Expedia, Inc.	3,195	79,971
Overstock.com, Inc.*	4,057	56,392
		221,863
Media - 2.99%
Cablevision Systems Corp. - New York Group - Class A	9,058	319,113
CBS Corp. - Class B - Non-Voting Shares	5,413	136,516
Comcast Corp. - Class A	11,050	289,952
DIRECTV - Class A*	11,760	571,419
Interpublic Group of Cos., Inc. (The)	95	1,116
Liberty Global, Inc. - Class A*	5,666	263,469
Liberty Media Corp. - Starz - Series A*	846	65,015
News Corp. - Class A	605	10,781
Sirius XM Radio, Inc.*	41,300	82,187
Time Warner Cable, Inc.	883	68,989
Virgin Media, Inc.	650	19,669
Walt Disney Co. (The)	5,113	220,370
		2,048,596

Security	Shares	Market Value
Multi-Line Retail - 0.40%
Dollar General Corp.*	2,595	$84,571
Macy's, Inc.	3,000	71,730
Sears Holdings Corp.*	700	60,179
Target Corp.	1,251	61,424
		277,904
Specialty Retail - 1.56%
Abercrombie & Fitch Co. - Class A	2,100	148,680
Foot Locker, Inc.	3,232	69,553
Gap, Inc. (The)	7,669	178,227
Home Depot, Inc. (The)	5,113	189,897
Limited Brands, Inc.	2,500	102,900
Lowe's Cos., Inc.	4,110	107,887
PetSmart, Inc.	2,500	105,425
Systemax, Inc.*	4,121	53,367
Williams-Sonoma, Inc.	2,700	117,207
		1,073,143
Textiles, Apparel & Luxury Goods - 0.30%
NIKE, Inc. - Class B	2,500	205,800

Consumer Staples - 7.82%
Beverages - 0.54%
Coca-Cola Co. (The)	2,500	168,650
Constellation Brands, Inc.*	4,900	109,711
PepsiCo, Inc.	1,328	91,486
		369,847
Food & Staples Retailing - 1.77%
CVS Caremark Corp.	200	7,248
Kroger Co. (The)	2,600	63,206
Safeway, Inc.	2,700	65,637
Sysco Corp.	2,100	60,711
Wal-Mart Stores, Inc.	13,006	715,070
Walgreen Co.	3,700	158,064
Whole Foods Market, Inc.	2,300	144,348
		1,214,284
Food Products - 1.33%
Dole Food Co., Inc.*	3,200	44,192
General Mills, Inc.	4,926	190,045
Hershey Co. (The)	5,113	295,071
Hormel Foods Corp.	10,226	300,747
McCormick & Co., Inc. - Non-Voting Shares	1,598	78,494
		908,549

See Notes to Financial Statements.

20

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 88.98% (continued)
Consumer Staples - 7.82% (continued)
Household Products - 1.04%
Procter & Gamble Co. (The)	11,021	$715,263

Personal Products - 0.69%
Avon Products, Inc.	5,100	149,838
Herbalife Ltd.	3,576	321,053
		470,891
Tobacco - 2.45%
Altria Group, Inc.	5,252	140,963
Philip Morris International, Inc.	16,689	1,158,884
Reynolds American, Inc.	10,326	383,198
		1,683,045
Energy - 13.40%
Energy Equipment & Services - 1.77%
Complete Production Services, Inc.*	95	3,224
Halliburton Co.	4,200	212,016
McDermott International, Inc.*	4,600	106,214
Patterson-UTI Energy, Inc.	14,440	449,229
RPC, Inc.	13,800	373,290
Unit Corp.*	1,100	69,322
		1,213,295
Oil, Gas & Consumable Fuels - 11.63%
Alpha Natural Resources, Inc.*	6,800	395,556
Arch Coal, Inc.	2,200	75,460
Berry Petroleum Co. - Class A	3,060	162,578
Chesapeake Energy Corp.	6,600	222,222
Chevron Corp.	9,702	1,061,787
Clean Energy Fuels Corp.*	9,990	170,229
ConocoPhillips	8,950	706,423
Continental Resources, Inc.*	4,110	282,275
Crosstex Energy, Inc.	6,500	68,575
Energy XXI (Bermuda) Ltd.*	1,900	68,875
Exxon Mobil Corp.	27,341	2,406,008
Frontier Oil Corp.*	3,200	89,408
General Maritime Corp.	9,100	19,474
Goodrich Petroleum Corp.*	3,200	71,904
Holly Corp.	2,900	167,910
Marathon Oil Corp.	9,223	498,411
Massey Energy Co.	1,100	75,064
McMoRan Exploration Co.*	5,000	91,550
Security	Shares	Market Value
Oil, Gas & Consumable Fuels - 11.63% (continued)
Murphy Oil Corp.	2,400	$185,952
Petrohawk Energy Corp.*	3,100	83,731
Quicksilver Resources, Inc.*	10,000	148,500
Ship Finance International Ltd.	5,112	102,189
Southern Union Co.	2,100	62,790
Southwestern Energy Co.*	500	21,930
Sunoco, Inc.	1,400	59,724
Teekay Corp.	1,250	42,487
Tesoro Corp.*	4,400	119,328
USEC, Inc.*	10,015	45,869
W&T Offshore, Inc.	7,100	190,351
Whiting Petroleum Corp.*	2,000	139,000
World Fuel Services Corp.	3,500	138,530
		7,974,090
Financials - 13.48%
Capital Markets - 3.34%
Artio Global Investors, Inc.	6,600	108,438
BlackRock, Inc. - Class A	2,346	459,675
Charles Schwab Corp. (The)	14,435	264,305
E*TRADE Financial Corp.*	20,300	329,672
Invesco Ltd.	4,511	112,188
Morgan Stanley	4,612	120,604
SEI Investments Co.	6,566	146,619
TD AMERITRADE Holding Corp.*	34,870	751,100
		2,292,601
Commercial Banks - 1.53%
Centerstate Banks, Inc.	496	3,085
Cullen/Frost Bankers, Inc.	5,263	311,780
FirstMerit Corp.	3,500	61,145
MB Financial, Inc.	4,900	101,381
Susquehanna Bancshares, Inc.	6,112	56,353
Webster Financial Corp.	3,000	64,560
Wells Fargo & Co.	15,363	447,217
		1,045,521
Consumer Finance - 0.14%
Advance America Cash Advance Centers, Inc.	3,360	19,757
Dollar Financial Corp.*	3,400	78,166
		97,923
Diversified Financial Services - 2.52%
Bank of America Corp.	35,721	438,654
Citigroup, Inc.*	14,702	67,482

See Notes to Financial Statements.

21

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 88.98% (continued)
Financials - 13.48% (continued)
Diversified Financial Services - 2.52% (continued)
CME Group, Inc.	852	$251,996
JPMorgan Chase & Co.	20,881	952,800
Leucadia National Corp.	500	19,330
		1,730,262
Insurance - 3.52%
Allstate Corp. (The)	2,400	81,216
American Equity Investment Life Holding Co.	10,400	133,744
Brown & Brown, Inc.	14,000	361,900
Cincinnati Financial Corp.	4,712	149,276
CNA Financial Corp.*	8,200	254,528
CNO Financial Group, Inc.*	15,600	125,736
Endurance Specialty Holdings Ltd.	3,000	133,020
Loews Corp.	7,920	350,539
MetLife, Inc.	6,275	293,607
Protective Life Corp.	6,280	168,995
Prudential Financial, Inc.	4,163	264,017
StanCorp Financial Group, Inc.	101	4,353
Unitrin, Inc.	2,965	89,662
		2,410,593
Real Estate Investment Trusts - 1.56%
American Capital Agency Corp.	14,250	414,818
Hatteras Financial Corp.	23,008	653,657
		1,068,475
Thrifts & Mortgage Finance - 0.87%
First Niagara Financial Group, Inc.	5,113	73,627
Flagstar Bancorp, Inc.*	9,500	14,820
New York Community Bancorp, Inc.	21,800	361,880
Radian Group, Inc.	6,200	36,766
TFS Financial Corp.	10,000	108,800
		595,893
Health Care - 11.47%
Biotechnology - 0.75%
Acorda Therapeutics, Inc.*	3,000	84,120
Amylin Pharmaceuticals, Inc.*	7,300	97,090
Cepheid, Inc.*	5,080	164,135
GTx, Inc.*	1,000	4,260
Incyte Corp.*	4,100	75,768
Security	Shares	Market Value
Biotechnology - 0.75% (continued)
Myriad Genetics, Inc.*	3,000	$64,320
Neurocrine Biosciences, Inc.*	2,900	22,301
		511,994
Health Care Equipment & Supplies - 1.38%
Baxter International, Inc.	502	28,564
Conceptus, Inc.*	5,290	81,625
IDEXX Laboratories, Inc.*	5,163	420,423
Meridian Bioscience, Inc.	3,105	76,724
Sirona Dental Systems, Inc.*	4,800	273,936
STERIS Corp.	1,748	62,998
		944,270
Health Care Providers & Services - 4.75%
AmerisourceBergen Corp.	10,700	434,848
Brookdale Senior Living, Inc.*	10,000	272,400
Catalyst Health Solutions, Inc.*	2,500	148,900
Community Health Systems, Inc.*	13,800	424,074
Express Scripts, Inc.*	1,500	85,110
Health Management Associates, Inc. - Class A*	12,000	135,360
Health Net, Inc.*	16,500	549,450
LifePoint Hospitals, Inc.*	2,000	83,220
Magellan Health Services, Inc.*	3,100	161,262
McKesson Corp.	1,200	99,612
Medco Health Solutions, Inc.*	1,230	72,976
MEDNAX, Inc.*	2,900	205,668
Omnicare, Inc.	10,000	314,200
Owens & Minor, Inc.	1,100	37,895
Select Medical Holdings Corp.*	7,900	70,468
Team Health Holdings, Inc.*	7,600	151,088
WellPoint, Inc.	171	13,131
		3,259,662
Health Care Technology - 0.43%
Allscripts Healthcare Solutions, Inc.*	12,450	268,173
Omnicell, Inc.*	1,600	24,608
		292,781
Life Sciences Tools & Services - 0.84%
Bruker Corp.*	22,800	450,072
Pharmaceutical Product Development, Inc.	4,000	123,400
		573,472

See Notes to Financial Statements.

22

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 88.98% (continued)
Health Care - 11.47% (continued)
Pharmaceuticals - 3.32%
Abbott Laboratories	4,546	$236,574
Allergan, Inc.	921	73,275
Bristol-Myers Squibb Co.	2,803	78,764
Johnson & Johnson	13,038	856,857
Medicis Pharmaceutical Corp. - Class A	2,500	88,650
Merck & Co., Inc.	3,302	118,707
Pfizer, Inc.	36,340	761,687
ViroPharma, Inc.*	3,400	65,586
		2,280,100
Industrials - 10.03%
Aerospace & Defense - 1.99%
AAR Corp.*	2,052	53,434
Alliant Techsystems, Inc.	4,300	303,795
Boeing Co. (The)	1,300	103,714
Goodrich Corp.	1,153	101,890
Honeywell International, Inc.	3,609	220,979
Huntington Ingalls Industries, Inc.*	718	28,720
Northrop Grumman Corp.	4,311	274,223
United Technologies Corp.	3,108	278,415
		1,365,170
Air Freight & Logistics - 0.39%
FedEx Corp.	856	81,894
United Parcel Service, Inc. - Class B	2,500	187,425
		269,319
Airlines - 0.15%
United Continental Holdings, Inc.*	4,502	102,736

Building Products - 0.09%
Griffon Corp.*	4,700	59,878

Commercial Services & Supplies - 0.36%
ABM Industries, Inc.	500	12,160
ACCO Brands Corp.*	95	923
Cenveo, Inc.*	700	4,536
EnerNOC, Inc.*	3,230	57,849
Geo Group, Inc. (The)*	2,900	77,372
United Stationers, Inc.*	1,200	86,472
Security	Shares	Market Value
Commercial Services & Supplies - 0.36% (continued)
US Ecology, Inc.	540	$9,914
		249,226
Construction & Engineering - 0.61%
Aecom Technology Corp.*	2,000	54,520
Shaw Group, Inc. (The)*	5,300	206,170
Tutor Perini Corp.	5,800	154,628
		415,318
Electrical Equipment - 0.25%
American Superconductor Corp.*	3,500	41,475
General Cable Corp.*	2,600	126,100
		167,575
Industrial Conglomerates - 1.05%
3M Co.	2,456	238,748
General Electric Co.	23,560	481,802
		720,550
Machinery - 3.13%
Actuant Corp. - Class A	2,000	55,520
Blount International, Inc.*	3,800	63,080
Briggs & Stratton Corp.	2,900	68,411
Caterpillar, Inc.	3,567	411,667
Graco, Inc.	3,490	174,605
Illinois Tool Works, Inc.	1,191	69,566
Joy Global, Inc.	5,163	521,205
Manitowoc Co., Inc. (The)	6,700	148,673
Meritor, Inc.*	1,800	30,978
Mueller Industries, Inc.	3,300	129,096
Navistar International Corp.*	5,850	406,692
Timken Co. (The)	1,200	67,668
		2,147,161
Professional Services - 0.71%
Acacia Research - Acacia Technologies*	2,800	115,108
Mistras Group, Inc.*	1,200	21,984
Verisk Analytics, Inc. - Class A*	10,600	348,740
		485,832
Road & Rail - 0.51%
Union Pacific Corp.	3,400	351,798

Trading Companies & Distributors - 0.79%
Aircastle Ltd.	597	7,438
Fastenal Co.	5,363	359,804

See Notes to Financial Statements.

23

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 88.98% (continued)
Industrials - 10.03% (continued)
Trading Companies & Distributors - 0.79% (continued)
Titan Machinery, Inc.*	500	$15,730
United Rentals, Inc.*	500	14,710
WESCO International, Inc.*	2,300	142,485
		540,167
Information Technology - 16.90%
Communications Equipment - 0.31%
Brocade Communications Systems, Inc.*	10,500	65,625
Cisco Systems, Inc.*	3,160	55,490
Motorola Solutions, Inc.*	2,000	91,760
		212,875
Computers & Peripherals - 3.60%
Apple, Inc.*	6,113	2,128,730
Hewlett-Packard Co.	1,700	68,629
Lexmark International, Inc.*	1,700	54,825
NCR Corp.*	3,100	61,411
QLogic Corp.*	3,700	66,526
STEC, Inc.*	4,120	86,190
		2,466,311
Electronic Equipment, Instruments & Components - 2.60%
Agilent Technologies, Inc.*	1,768	88,241
Anixter International, Inc.	4,500	338,130
AVX Corp.	7,480	121,999
Brightpoint, Inc.*	7,250	73,370
Ingram Micro, Inc. - Class A*	12,310	230,566
Insight Enterprises, Inc.*	4,800	82,368
Itron, Inc.*	3,130	170,366
L-1 Identity Solutions, Inc.*	1,142	13,395
Plexus Corp.*	500	18,245
Sanmina-SCI Corp.*	3,900	45,708
ScanSource, Inc.*	1,674	59,879
SYNNEX Corp.*	2,200	73,766
Tech Data Corp.*	4,669	248,064
TTM Technologies, Inc.*	3,700	70,744
Vishay Intertechnology, Inc.*	7,700	146,916
		1,781,757
Internet Software & Services - 1.49%
Earthlink, Inc.	13,300	109,326
Google, Inc. - Class A*	1,406	765,005
Security	Shares	Market Value
Internet Software & Services - 1.49% (continued)
WebMD Health Corp.*	1,200	$69,444
Yahoo!, Inc.*	4,400	78,100
		1,021,875
IT Services - 3.69%
CACI International, Inc. - Class A*	990	60,499
Cardtronics, Inc.*	3,033	64,451
Convergys Corp.*	10,200	147,900
CoreLogic, Inc.*	3,000	55,230
DST Systems, Inc.	2,500	123,275
Fidelity National Information Services, Inc.	280	9,268
Heartland Payment Systems, Inc.	6,122	122,195
International Business Machines Corp.	8,744	1,491,552
Lender Processing Services, Inc.	2,240	65,923
ManTech International Corp. - Class A*	1,400	61,446
SAIC, Inc.*	4,800	83,520
Teradata Corp.*	1,933	108,094
Unisys Corp.*	4,540	134,747
		2,528,100
Office Electronics - 0.08%
Xerox Corp.	5,300	53,477

Semiconductors & Semiconductor Equipment - 2.24%
Amkor Technology, Inc.*	10,000	67,000
Integrated Device Technology, Inc.*	28,653	233,092
Intel Corp.	10,099	234,196
Intersil Corp. - Class A	14,555	214,977
MEMC Electronic Materials, Inc.*	6,700	79,261
OmniVision Technologies, Inc.*	2,600	87,360
Photronics, Inc.*	2,600	22,698
Rambus, Inc.*	3,770	75,023
SunPower Corp. - Class A*	3,600	78,372
Teradyne, Inc.*	5,112	82,303
Texas Instruments, Inc.	10,275	365,071
		1,539,353

See Notes to Financial Statements.

24

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 88.98% (continued)
Information Technology - 16.90% (continued)
Software - 2.89%
ANSYS, Inc.*	5,113	$282,698
Blackbaud, Inc.	2,910	80,491
Cadence Design Systems, Inc.*	16,250	168,675
Epicor Software Corp.*	2,100	26,250
Microsoft Corp.	31,122	809,794
Oracle Corp.	7,169	258,442
Pegasystems, Inc.	2,850	105,821
Quest Software, Inc.*	7,000	180,320
Taleo Corp. - Class A*	1,900	68,913
		1,981,404
Materials - 4.05%
Chemicals - 2.36%
A. Schulman, Inc.	3,058	77,429
Cytec Industries, Inc.	5,113	300,031
Dow Chemical Co. (The)	4,169	170,887
Olin Corp.	4,388	112,947
PolyOne Corp.*	4,377	63,379
Rockwood Holdings, Inc.*	3,058	173,511
RPM International, Inc.	12,608	296,288
Spartech Corp.*	3,420	24,419
W.R. Grace & Co.*	8,851	401,481
		1,620,372
Containers & Packaging - 0.32%
Boise, Inc.	6,380	62,652
Graham Packaging Co., Inc.*	6,866	157,918
Graphic Packaging Holding Co.*	335	1,839
		222,409
Metals & Mining - 1.37%
Freeport-McMoRan Copper & Gold, Inc.	2,000	110,060
Metals USA Holdings Corp.*	2,600	44,200
Royal Gold, Inc.	1,595	97,263
Southern Copper Corp.	8,585	321,594
Titanium Metals Corp.*	4,512	90,375
United States Steel Corp.	95	4,532
Walter Energy, Inc.	1,400	193,508
Worthington Industries, Inc.	3,559	76,768
		938,300
Security	Shares	Market Value
Telecommunication Services - 1.09%
Diversified Telecommunication Services - 0.84%
CenturyLink, Inc.	11,449	$466,890
Cogent Communications Group, Inc.*	4,100	59,491
Global Crossing Ltd.*	1,820	42,552
Level 3 Communications, Inc.*	1,000	1,560
PAETEC Holding Corp.*	902	3,247
		573,740
Wireless Telecommunication Services - 0.25%
American Tower Corp. - Class A*	1,900	99,389
MetroPCS Communications, Inc.*	4,500	75,735
		175,124
Utilities - 2.02%
Electric Utilities - 1.00%
Exelon Corp.	7,819	329,571
NV Energy, Inc.	14,400	218,736
PPL Corp.	5,113	140,250
		688,557
Multi-Utilities - 0.57%
Alliant Energy Corp.	2,300	90,942
Ameren Corp.	10,200	298,962
		389,904
Water Utilities - 0.45%
American Water Works Co., Inc.	10,400	305,552

Total Common Stocks (Cost $45,956,031)		$61,005,926

See Notes to Financial Statements.

25

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS - 9.41%
US Treasury Notes	3.875%	10/31/12	$500,000	$526,094
US Treasury Notes	2.000%	01/31/16	800,000	804,875
US Treasury Notes	2.625%	08/15/20	2,000,000	1,902,032
US Treasury Bonds	8.125%	08/15/19	1,900,000	2,633,875
US Treasury Bonds	8.750%	08/15/20	400,000	581,531

Total US Treasury Obligations (Cost $6,442,280)				$6,448,407

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 1.61%
JPMorgan Chase, N.A.
Dated 04/29/11, 0.01%, principal and interest in the amount of $1,102,000 to be repurchased 05/02/11, collateralized by US Treasury Inflation-Protected Note, par value of $860,000 due 07/15/14 with a value of $1,127,399 (Cost $1,102,000)	$1,102,000	$1,102,000

Total Investments - 100.00% (Cost $53,500,311)**		$68,556,333
Other Assets in Excess of Liabilities – 0.00%		1,184
Net Assets - 100.00%		$68,557,517

*	Non-income producing security.
**	Cost for Federal income tax purposes is $53,500,311 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$16,754,146
Gross Unrealized Depreciation	(1,698,124)
Net Unrealized Appreciation	$15,056,022

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

See Notes to Financial Statements.

26

ISI FUNDS

Statements of Assets and Liabilities	April 30, 2011 (Unaudited)

	Total Return US Treasury Fund	Managed Municipal Fund
ASSETS
Investments in securities:
At cost	$81,560,755	$95,601,423
At value (Note 1)	$82,509,710	$97,404,945
Investments in Repurchase Agreements:
At cost	$1,528,000	$6,413,000
At value	$1,528,000	$6,413,000
Total investments in securities:
At cost	$83,088,755	$102,014,423
At value	$84,037,710	$103,817,945
Cash	265	912
Interest receivable	702,558	1,022,673
Receivable for capital shares sold	2,312	24,389
Other assets	16,130	63,219
TOTAL ASSETS	84,758,975	104,929,138

LIABILITIES
Distributions payable	43,619	101,702
Payable for capital shares redeemed	5,059	132,349
Accrued investment advisory fees (Note 2)	29,580	34,366
Accrued distribution fees (Note 2)	17,339	20,916
Accrued transfer agent fees (Note 2)	10,835	3,356
Accrued administration fees (Note 2)	10,357	10,711
Other accrued expenses and liabilities	13,629	6,904
TOTAL LIABILITIES	130,418	310,304

NET ASSETS	$84,628,557	$104,618,834

NET ASSETS CONSIST OF:
Paid-in capital	$83,604,862	$102,856,670
Undistributed (distributions in excess of) net investment income	(288,582)	92
Accumulated net realized gains (losses) from security transactions	363,322	(41,450)
Net unrealized appreciation on investments	948,955	1,803,522
Net assets	$84,628,557	$104,618,834

See Notes to Financial Statements.

27

ISI FUNDS

Statements of Assets and Liabilities (continued)	April 30, 2011 (Unaudited)

	Total Return US Treasury Fund	Managed Municipal Fund
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE
ISI Class A Shares (50,000,000 shares authorized)	—	9,703,254
ISI Class I Shares (5,000,000 shares authorized)	—	268,104
ISI Shares (115,000,000 shares authorized)	8,686,163	—

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
ISI Class A Shares (based on net assets of $101,804,373)	$—	$10.49
ISI Class I Shares (based on net assets of $2,814,461)	$—	$10.50
ISI Shares (based on net assets of $84,628,557)	$9.74	$—

MAXIMUM OFFERING PRICE VALUE PER SHARE (100/97) X NET ASSET VALUE PER SHARE
ISI Class A Shares	$—	$10.81
ISI Shares	$10.04	$—

See Notes to Financial Statements.

28

ISI FUNDS

Statements of Assets and Liabilities	April 30, 2011 (Unaudited)

	North American Government Bond Fund	ISI Strategy Fund
ASSETS
Investments in securities:
At cost	$138,507,802	$53,500,311
At value (Note 1)	$142,277,669	$68,556,333
Cash	436	691
Dividends and interest receivable, at value	2,007,064	91,391
Receivable for capital shares sold	201,035	4,978
Other assets	72,771	28,680
TOTAL ASSETS	144,558,975	68,682,073

LIABILITIES
Distributions payable	121,944	—
Payable for capital shares redeemed	306,412	60,736
Accrued investment advisory fees (Note 2)	47,209	22,059
Accrued distribution fees (Note 2)	48,321	13,787
Accrued shareholder servicing fees (Note 2)	3,515	—
Accrued transfer agent fees (Note 2)	8,977	2,888
Accrued administration fees (Note 2)	15,245	20,306
Other accrued expenses and liabilities	16,090	4,780
TOTAL LIABILITIES	567,713	124,556

NET ASSETS	$143,991,262	$68,557,517

NET ASSETS CONSIST OF:
Paid-in capital	$140,567,566	$56,823,847
Distributions in excess of net investment income	(785,357)	(6,508)
Accumulated net realized gains (losses) from security and foreign currency transactions	406,302	(3,315,844)
Net unrealized appreciation on investments and foreign currencies	3,802,751	15,056,022
Net assets	$143,991,262	$68,557,517

See Notes to Financial Statements.

29

ISI FUNDS

Statements of Assets and Liabilities (continued)	April 30, 2011 (Unaudited)

	North American Government Bond Fund	ISI Strategy Fund
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE
ISI Class A Shares (50,000,000 shares authorized)	14,831,284	—
ISI Class C Shares (5,000,000 shares authorized)	2,187,654	—
ISI Class I Shares (5,000,000 shares authorized)	1,556,943	—
ISI Shares (25,000,000 shares authorized)	—	4,938,561

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
ISI Class A Shares (based on net assets of $115,017,097)	$7.76	$—
ISI Class C Shares (based on net assets of $16,884,367)*	$7.72	$—
ISI Class I Shares (based on net assets of $12,089,798)	$7.77	$—
ISI Shares (based on net assets of $68,557,517)	$—	$13.88

MAXIMUM OFFERING PRICE VALUE PER SHARE (100/97) X NET ASSET VALUE PER SHARE
ISI Class A Shares	$8.00	$—
ISI Shares	$—	$14.31

*	Contingent deferred sales charge of 1.00% is imposed on the sale of shares if redeemed within the first year of purchase.

See Notes to Financial Statements.

30

ISI FUNDS

Statements of Operations	Six Months Ended April 30, 2011 (Unaudited)

	Total Return US Treasury Fund	Managed Municipal Fund
INVESTMENT INCOME
Interest	$1,037,604	$1,938,871
Other income	394	—
TOTAL INVESTMENT INCOME	1,037,998	1,938,871

EXPENSES
Investment advisory fees (Note 2)	112,855	208,787
Distribution fees (Note 2):
ISI Class A Shares	—	127,428
ISI Shares	111,224	—
Administration fees (Note 2)	35,769	38,542
Professional fees	36,153	36,489
Transfer agent fees (Note 2):
ISI Class A Shares	—	16,975
ISI Class I Shares	—	267
ISI Shares	28,400	—
Registration fees	14,415	24,525
Custody fees	27,982	34,172
Compliance consulting fees (Note 2)	9,886	10,142
Directors' fees and expenses	9,116	9,280
Other expenses	16,433	11,698
TOTAL EXPENSES	402,233	518,305

NET INVESTMENT INCOME	635,765	1,420,566

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions	363,440	(41,364)
Net change in unrealized appreciation/depreciation on investments	(3,467,839)	(2,653,578)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(3,104,399)	(2,694,942)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,468,634)	$(1,274,376)

See Notes to Financial Statements.

31

ISI FUNDS

Statements of Operations	Six Months Ended April 30, 2011 (Unaudited)

	North American Government Bond Fund	ISI Strategy Fund
INVESTMENT INCOME
Dividends	$—	$616,974
Interest	2,214,149	97,694
TOTAL INVESTMENT INCOME	2,214,149	714,668

EXPENSES
Investment advisory fees (Note 2)	293,973	129,148
Distribution fees (Note 2):
ISI Class A Shares	236,855	—
ISI Class C Shares	71,020	—
ISI Shares	—	80,718
Administration fees (Note 2)	54,193	20,059
Professional fees	48,233	25,454
Transfer agent fees (Note 2):
ISI Class A Shares	39,817	—
ISI Class C Shares	6,486	—
ISI Class I Shares	2,197	—
ISI Shares	—	15,298
Registration fees	21,513	14,664
Shareholder servicing fees (Note 2):
ISI Class C Shares	23,673	—
Compliance consulting fees (Note 2)	15,846	5,592
Directors' fees and expenses	13,262	5,396
Custody fees	52,790	23,186
Other expenses	30,367	12,253
TOTAL EXPENSES	910,225	331,768

NET INVESTMENT INCOME	1,303,924	382,900

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES (Note 1)
Net realized gains (losses) from:
Security transactions	424,483	2,352,536
Foreign currency transactions	(17,983)	—
Net change in unrealized appreciation/depreciation on:
Investments	(2,202,774)	5,698,664
Foreign currency translation	19,430	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	(1,776,844)	8,051,200

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(472,920)	$8,434,100

See Notes to Financial Statements.

32

Total Return US Treasury Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
FROM OPERATIONS
Net investment income	$635,765	$1,532,943
Net realized gains from security transactions	363,440	994,042
Net change in net unrealized appreciation/depreciation on investments	(3,467,839)	4,202,408
Net increase (decrease) in net assets from operations	(2,468,634)	6,729,393

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(635,765)	(1,532,943)
From net realized gains from security transactions	(14,107)	(5,616,815)
In excess of net investment income	(288,582)	—
Decrease in net assets from distributions to shareholders	(938,454)	(7,149,758)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,600,511	5,698,834
Net asset value of shares issued in reinvestment of distributions to shareholders	629,141	5,284,575
Payments for shares redeemed	(11,986,760)	(25,065,786)
Net decrease in net assets from capital share transactions	(9,757,108)	(14,082,377)

TOTAL DECREASE IN NET ASSETS	(13,164,196)	(14,502,742)

NET ASSETS
Beginning of period	97,792,753	112,295,495
End of period	$84,628,557	$97,792,753

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(288,582)	$—

CAPITAL SHARE ACTIVITY
Shares sold	163,317	577,733
Shares reinvested	64,383	550,435
Shares redeemed	(1,231,909)	(2,546,872)
Net decrease in shares outstanding	(1,004,209)	(1,418,704)
Shares outstanding, beginning of period	9,690,372	11,109,076
Shares outstanding, end of period	8,686,163	9,690,372

See Notes to Financial Statements.

33

Managed Municipal Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
FROM OPERATIONS
Net investment income	$1,420,566	$3,077,914
Net realized gains (losses) from security transactions	(41,364)	720,306
Net change in net unrealized appreciation/depreciation on investments	(2,653,578)	985,144
Net increase (decrease) in net assets from operations	(1,274,376)	4,783,364

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
ISI Class A Shares	(1,382,866)	(3,078,368)
ISI Class I Shares	(37,890)	(182)
From net realized gains from security transactions
ISI Class A Shares	(702,786)	(345,235)
ISI Class I Shares	(17,284)	—
Decrease in net assets from distributions to shareholders	(2,140,826)	(3,423,785)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
ISI Class A Shares	5,242,616	22,551,334
ISI Class I Shares	3,070,073	76,591
Net asset value of shares issued in reinvestment of distributions to shareholders
ISI Class A Shares	1,344,835	2,006,694
ISI Class I Shares	26,363	182
Payments for shares redeemed
ISI Class A Shares	(13,637,300)	(14,638,906)
ISI Class I Shares	(291,026)	(11)
Net increase (decrease) in net assets from capital share transactions	(4,244,439)	9,995,884

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,659,641)	11,355,463

NET ASSETS
Beginning of period	112,278,475	100,923,012
End of period	$104,618,834	$112,278,475

UNDISTRIBUTED NET INVESTMENT INCOME	$92	$282

See Notes to Financial Statements.

34

Managed Municipal Fund

Statements of Changes in Net Assets (continued)

	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
CAPITAL SHARE ACTIVITY
Shares sold
ISI Class A Shares	503,890	2,089,357
ISI Class I Shares	286,853	7,001
Shares reinvested
ISI Class A Shares	129,755	186,500
ISI Class I Shares	2,537	17
Shares redeemed
ISI Class A Shares	(1,298,517)	(1,357,843)
ISI Class I Shares	(28,303)	(1)

Net increase (decrease) in shares outstanding
ISI Class A Shares	(664,872)	918,014
ISI Class I Shares	261,087	7,017

Shares outstanding, beginning of period
ISI Class A Shares	10,368,126	9,450,112
ISI Class I Shares	7,017	—
Shares outstanding, end of period
ISI Class A Shares	9,703,254	10,368,126
ISI Class I Shares	268,104	7,017

See Notes to Financial Statements.

35

North American Government Bond Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
FROM OPERATIONS
Net investment income	$1,303,924	$2,679,004
Net realized gains from security and foreign currency transactions	406,500	2,892,343
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(2,183,344)	8,160,933
Net increase (decrease) in net assets from operations	(472,920)	13,732,280

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
ISI Class A Shares	(1,079,765)	(2,397,132)
ISI Class C Shares	(115,271)	(281,317)
ISI Class I Shares	(108,888)	(555)
From net realized gains from security transactions
ISI Class A Shares	(122,468)	(3,838,365)
ISI Class C Shares	(19,625)	(740,785)
ISI Class I Shares	(9,142)	(586)
In excess of net investment income
ISI Class A Shares	(623,112)	—
ISI Class C Shares	(112,058)	—
ISI Class I Shares	(50,187)	—
Decrease in net assets from distributions to shareholders	(2,240,516)	(7,258,740)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
ISI Class A Shares	11,881,665	31,062,656
ISI Class C Shares	1,474,702	3,451,857
ISI Class I Shares	12,382,004	193,289
Net asset value of shares issued in reinvestment of distributions to shareholders
ISI Class A Shares	1,168,385	4,030,261
ISI Class C Shares	152,212	664,834
ISI Class I Shares	64,116	1,141
Payments for shares redeemed
ISI Class A Shares	(30,246,200)	(39,092,239)
ISI Class C Shares	(7,275,759)	(6,715,972)
ISI Class I Shares	(439,144)	(8)
Net decrease in net assets from capital share transactions	(10,838,019)	(6,404,181)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,551,455)	69,359

See Notes to Financial Statements.

36

North American Government Bond Fund

Statements of Changes in Net Assets (continued)

	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
NET ASSETS
Beginning of period	157,542,717	157,473,358
End of period	$143,991,262	$157,542,717

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(785,357)	$—

CAPITAL SHARE ACTIVITY
Shares sold
ISI Class A Shares	1,549,789	4,064,217
ISI Class C Shares	192,655	452,123
ISI Class I Shares	1,580,757	24,780
Shares reinvested
ISI Class A Shares	152,028	532,705
ISI Class C Shares	19,898	88,248
ISI Class I Shares	8,310	145
Shares redeemed
ISI Class A Shares	(3,910,377)	(5,136,420)
ISI Class C Shares	(948,299)	(885,939)
ISI Class I Shares	(57,048)	(1)

Net increase (decrease) in shares outstanding
ISI Class A Shares	(2,208,560)	(539,498)
ISI Class C Shares	(735,746)	(345,568)
ISI Class I Shares	1,532,019	24,924

Shares outstanding, beginning of period
ISI Class A Shares	17,039,844	17,579,342
ISI Class C Shares	2,923,400	3,268,968
ISI Class I Shares	24,924	—
Shares outstanding, end of period
ISI Class A Shares	14,831,284	17,039,844
ISI Class C Shares	2,187,654	2,923,400
ISI Class I Shares	1,556,943	24,924

See Notes to Financial Statements.

37

ISI Strategy Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
FROM OPERATIONS
Net investment income	$382,900	$809,776
Net realized gains (losses) from security transactions	2,352,536	(488,595)
Net change in net unrealized appreciation/depreciation on investments	5,698,664	8,625,267
Net increase in net assets from operations	8,434,100	8,946,448

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(399,163)	(809,407)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,808,303	5,666,622
Net asset value of shares issued in reinvestment of distributions to shareholders	346,462	705,681
Payments for shares redeemed	(5,076,910)	(7,795,400)
Net increase (decrease) in net assets from capital share transactions	77,855	(1,423,097)

TOTAL INCREASE IN NET ASSETS	8,112,792	6,713,944

NET ASSETS
Beginning of period	60,444,725	53,730,781
End of period	$68,557,517	$60,444,725

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(6,508)	$9,755

CAPITAL SHARE ACTIVITY
Shares sold	374,043	486,397
Shares reinvested	26,375	61,148
Shares redeemed	(385,795)	(674,109)
Net increase (decrease) in shares outstanding	14,623	(126,564)
Shares outstanding, beginning of period	4,923,938	5,050,502
Shares outstanding, end of period	4,938,561	4,923,938

See Notes to Financial Statements.

38

Total Return US Treasury Fund

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$10.09		$10.11	$9.59	$9.50	$9.42	$9.33

Income (loss) from investment operations:
Net investment income(a)	0.07		0.15	0.17	0.28	0.35	0.32
Net realized and unrealized gains (losses) on investments	(0.32)		0.50	0.70	0.16	0.08	0.12
Total from investment operations	(0.25)		0.65	0.87	0.44	0.43	0.44

Less distributions:
Dividends from net investment income	(0.07)		(0.15)	(0.17)	(0.28)	(0.34)	(0.35)
Distributions from net realized gains	(0.00	)*	(0.52)	(0.18)	(0.07)	(0.00)*	—
Return of capital	—		—	—	—	(0.01)	—
In excess of net investment income	(0.03)		—	—	—	—	—
Total distributions	(0.10)		(0.67)	(0.35)	(0.35)	(0.35)	(0.35)

Net asset value at end of period	$9.74		$10.09	$10.11	$9.59	$9.50	$9.42

TOTAL RETURN(b)	(2.46	)%(d)	6.85%	9.05%	4.61%	4.66%	4.83%

Net assets at end of period (000's)	$84,629		$97,793	$112,295	$119,973	$124,768	$153,784

Ratio of expenses to average net assets	0.90	%(e)	0.82%	0.80%	0.79%	0.79%	0.76	%(c)

Ratio of net investment income to average net assets	1.43	%(e)	1.49%	1.68%	2.86%	3.68%	3.44	%(c)

Portfolio turnover rate	17	%(d)	44%	109%	70%	29%	51%

(a)	Calculated using the average shares outstanding for the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The October 31, 2006 ratios of expenses and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.
(d)	Not annualized.
(e)	Annualized.
*	Amount less than $0.005 per share.

See Notes to Financial Statements.

39

Managed Municipal Fund - Class A

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$10.82		$10.68	$9.96	$10.61	$10.80	$10.68

Income (loss) from investment operations:
Net investment income(a)	0.14		0.31	0.32	0.36	0.38	0.39
Net realized and unrealized gains (losses) on investments	(0.26)		0.18	0.74	(0.50)	(0.14)	0.10
Total from investment operations	(0.12)		0.49	1.06	(0.14)	0.24	0.49

Less distributions:
Dividends from net investment income	(0.14)		(0.31)	(0.32)	(0.47)	(0.34)	(0.34)
Distributions from net realized gains	(0.07)		(0.04)	(0.02)	(0.04)	(0.09)	(0.03)
Total distributions	(0.21)		(0.35)	(0.34)	(0.51)	(0.43)	(0.37)

Net asset value at end of period	$10.49		$10.82	$10.68	$9.96	$10.61	$10.80

TOTAL RETURN(b)	(1.05	)%(c)	4.62%	10.68%	(1.44)%	2.29%	4.68%

Net assets at end of period (000's)	$101,804		$112,203	$100,923	$75,072	$73,038	$82,880

Ratio of expenses to average net assets	1.00	%(d)	0.97%	0.97%	0.96%	0.94%	0.91%

Ratio of net investment income to average net assets	2.71	%(d)	2.89%	3.02%	3.48%	3.57%	3.63%

Portfolio turnover rate	5	%(c)	22%	10%	7%	5%	7%

(a)	Calculated using the average shares outstanding for the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.

40

Managed Municipal Fund - Class I

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2011 (Unaudited)		Period Ended October 31, 2010(a)
Net asset value at beginning of period	$10.82		$10.94

Income (loss) from investment operations:
Net investment income(b)	0.15		0.02
Net realized and unrealized losses on investments	(0.25)		(0.11)
Total from investment operations	(0.10)		(0.09)

Less distributions:
Dividends from net investment income	(0.15)		(0.03)
Distributions from net realized gains	(0.07)		—
Total distributions	(0.22)		(0.03)

Net asset value at end of period	$10.50		$10.82

TOTAL RETURN(c)	(0.83	)%(d)	(0.86	)%(d)

Net assets at end of period (000's)	$2,815		$76

Ratio of expenses to average net assets	0.74	%(e)	0.70	%(e)

Ratio of net investment income to average net assets	3.00	%(e)	2.83	%(e)

Portfolio turnover rate	5	%(d)	22	%(d)

(a)	Class I commenced operations on October 7, 2010.
(b)	Calculated using the average shares outstanding for the period.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

41

North American Government Bond Fund - Class A

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$7.89		$7.56	$7.22	$7.53	$7.41	$7.34

Income (loss) from investment operations:
Net investment income(a)	0.07		0.14	0.14	0.23	0.26	0.25
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.08)		0.56	0.56	(0.18)	0.22	0.18
Total from investment operations	(0.01)		0.70	0.70	0.05	0.48	0.43

Less distributions:
Dividends from net investment income	(0.07)		(0.14)	(0.08)	(0.19)	(0.35)	(0.30)
Distributions from net realized gains	(0.01)		(0.23)	(0.28)	(0.14)	—	(0.01)
Return of capital	—		—	—	(0.03)	(0.01)	(0.05)
In excess of net investment income	(0.04)		—	—	—	—	—
Total distributions	(0.12)		(0.37)	(0.36)	(0.36)	(0.36)	(0.36)

Net asset value at end of period	$7.76		$7.89	$7.56	$7.22	$7.53	$7.41

TOTAL RETURN(b)	(0.13	)%(d)	9.53%	9.80%	0.51%	6.71%	6.04%

Net assets at end of period (000's)	$115,017		$134,383	$132,814	$140,326	$131,748	$146,854

Ratio of expenses to average net assets	1.19	%(e)	1.15%	1.13%	1.11%	1.11%	1.06	%(c)

Ratio of net investment income to average net assets	1.82	%(e)	1.85%	1.87%	2.97%	3.54%	3.47	%(c)

Portfolio turnover rate	19	%(d)	48%	131%	108%	49%	53%

(a)	Calculated using the average shares outstanding for the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The October 31, 2006 ratios of expenses and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

42

North American Government Bond Fund - Class C

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$7.85		$7.54	$7.21	$7.52	$7.40	$7.33

Income (loss) from investment operations:
Net investment income(a)	0.05		0.09	0.09	0.18	0.21	0.21
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.08)		0.56	0.55	(0.18)	0.22	0.17
Total from investment operations	(0.03)		0.65	0.64	0.00	0.43	0.38

Less distributions:
Dividends from net investment income	(0.05)		(0.11)	(0.03)	(0.14)	(0.30)	(0.25)
Distributions from net realized gains	(0.01)		(0.23)	(0.28)	(0.14)	—	(0.01)
Return of capital	—		—	—	(0.03)	(0.01)	(0.05)
In excess of net investment income	(0.04)		—	—	—	—	—
Total distributions	(0.10)		(0.34)	(0.31)	(0.31)	(0.31)	(0.31)

Net asset value at end of period	$7.72		$7.85	$7.54	$7.21	$7.52	$7.40

TOTAL RETURN(b)	(0.37	)%(c)	8.85%	8.97%	(0.12)%	6.03%	5.35%

Net assets at end of period (000's)	$16,884		$22,963	$24,659	$20,636	$16,848	$15,579

Ratio of expenses to average net assets	1.79	%(d)	1.78%	1.76%	1.73%	1.74%	1.72%

Ratio of net investment income to average net assets	1.22	%(d)	1.23%	1.22%	2.34%	2.93%	2.81%

Portfolio turnover rate	19	%(c)	48%	131%	108%	49%	53%

(a)	Calculated using the average shares outstanding for the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.

43

North American Government Bond Fund - Class I

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2011 (Unaudited)		Period Ended October 31, 2010(a)
Net asset value at beginning of period	$7.89		$7.80

Income (loss) from investment operations:
Net investment income(b)	0.09		0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.08)		0.12
Total from investment operations	0.01		0.14

Less distributions:
Dividends from net investment income	(0.08)		(0.02)
Distributions from net realized gains	(0.01)		(0.03)
In excess of net investment income	(0.04)		—
Total distributions	(0.13)		(0.05)

Net asset value at end of period	$7.77		$7.89

TOTAL RETURN(c)	0.15	%(d)	1.74	%(d)

Net assets at end of period (000's)	$12,090		$197

Ratio of expenses to average net assets	0.77	%(e)	0.69	%(e)

Ratio of net investment income to average net assets	2.26	%(e)	2.25	%(e)

Portfolio turnover rate	19	%(d)	48	%(d)

(a)	Class I commenced operations on September 16, 2010.
(b)	Calculated using the average shares outstanding for the period.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

44

ISI Strategy Fund

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$12.28		$10.64	$9.63	$14.82	$13.54	$12.12

Income (loss) from investment operations:
Net investment income(a)	0.08		0.16	0.11	0.13	0.17	0.15
Net realized and unrealized gains (losses) on investments	1.60		1.64	1.02	(4.39)	1.65	1.42
Total from investment operations	1.68		1.80	1.13	(4.26)	1.82	1.57

Less distributions:
Dividends from net investment income	(0.08)		(0.16)	(0.12)	(0.13)	(0.17)	(0.15)
Distributions from net realized gains	—		—	—	(0.80)	(0.37)	—
Total distributions	(0.08)		(0.16)	(0.12)	(0.93)	(0.54)	(0.15)

Net asset value at end of period	$13.88		$12.28	$10.64	$9.63	$14.82	$13.54

TOTAL RETURN(b)	13.72	%(c)	17.05%	11.84%	(30.49)%	13.79%	13.01%

Net assets at end of period (000's)	$68,558		$60,445	$53,731	$53,245	$80,535	$69,438

Ratio of expenses to average net assets	1.03	%(d)	1.06%	1.10%	0.99%	0.96%	0.95%

Ratio of net investment income to average net assets	1.19	%(d)	1.40%	1.19%	1.02%	1.21%	1.17%

Portfolio turnover rate	23	%(c)	38%	55%	42%	62%	41%

(a)	Calculated using the average shares outstanding for the period.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.

45

ISI Funds

Notes to Financial Statements

April 30, 2011 (Unaudited)

Note 1 – Organization and Significant Accounting Policies

A.	Organization

Total Return US Treasury Fund, Inc. (“Total Return”), Managed Municipal Fund, Inc. (“Managed Municipal”), North American Government Bond Fund, Inc. (“North American”) and ISI Strategy Fund, Inc. (“Strategy”) (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940 as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

Total Return’s investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal’s investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American’s investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy’s investment objective is to maximize total return through a combination of long-term growth of capital and current income.

Total Return and Strategy each currently offer a single class of shares (ISI Shares) to investors. Managed Municipal offers two classes of shares – ISI Class A Shares and ISI Class I Shares. North American offers three classes of shares – ISI Class A Shares, ISI Class C Shares and ISI Class I Shares. ISI Shares and ISI Class A Shares are subject to a maximum front-end sales charge equal to 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of ISI Class C Shares if redeemed within the first year of purchase.

Total Return and Strategy are authorized to issue 115,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. Managed Municipal is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class I Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares, 5,000,000 ISI Class C Shares and 5,000,000 ISI Class I Shares at $0.001 par value.

B.	Valuation of Securities

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last

46

ISI Funds

Notes to Financial Statements (continued)

bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds’ Boards of Directors (the “Board”). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

If a fair value is required, the investment advisor, or the sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

As of April 30, 2011, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

47

ISI Funds

Notes to Financial Statements (continued)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2011:

Total Return
	Level 1	Level 2	Level 3	Total
US Treasury Obligations	$—	$82,509,710	$—	$82,509,710
Repurchase Agreements	—	1,528,000	—	1,528,000
Total	$—	$84,037,710	$—	$84,037,710

Managed Municipal
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$92,389,125	$—	$92,389,125
US Treasury Obligation	—	5,015,820	—	5,015,820
Repurchase Agreements	—	6,413,000	—	6,413,000
Total	$—	$103,817,945	$—	$103,817,945

North American
	Level 1	Level 2	Level 3	Total
Canadian Securities	$—	$25,914,139	$—	$25,914,139
Mexican Securities	—	13,602,188	—	13,602,188
US Treasury Obligations	—	101,407,342	—	101,407,342
Repurchase Agreements	—	1,354,000	—	1,354,000
Total	$—	$142,277,669	$—	$142,277,669

Strategy
	Level 1	Level 2	Level 3	Total
Common Stocks	$61,005,926	$—	$—	$61,005,926
US Treasury Obligations	—	6,448,407	—	6,448,407
Repurchase Agreements	—	1,102,000	—	1,102,000
Total	$61,005,926	$7,550,407	$—	$68,556,333

See Strategy’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

C.	Securities Transactions and Investment Income

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American and

48

ISI Funds

Notes to Financial Statements (continued)

Managed Municipal, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D.	Distributions

Total Return declares distributions daily, and North American declares monthly distributions at fixed rates approved by the Board. These distributions are paid monthly. To the extent that a Fund’s net investment income is less than an approved fixed rate, some of its distributions may be designated as a return of capital. Managed Municipal declares and pays dividends monthly from its net investment income. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E.	Federal Income Taxes

Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. As provided therein in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net taxable income, the Fund (but not its shareholders) will be relieved of Federal income tax on the income distributed. In addition, by distributing in each calendar year substantially all of its net investment income and net realized capital gains, a Fund will not be subject to Federal excise taxes. Accordingly, no Federal income or excise taxes have been accrued.

F.	Foreign Currency Translation

The Funds maintain their accounting records in U.S. dollars. North American determines the U.S. dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

Net realized gains and losses on foreign currency transactions shown on North American’s financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on North American’s books and the U.S. dollar equivalent of the amounts actually received or paid. That portion of realized gains (losses) from security transactions that results from fluctuation in foreign currency exchange rates relating to the sale of foreign securities is not separately disclosed but is included in net realized gains (losses) from security transactions. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included in the net change in unrealized appreciation/depreciation on investments.

49

ISI Funds

Notes to Financial Statements (continued)

G.	Forward Foreign Currency Contracts

North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the U.S. dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future. North American determines the net U.S. dollar value of the forward foreign currency contracts using prevailing exchange rates.

H.	Repurchase Agreements

Each Fund may make short-term investments in repurchase agreements that are fully collateralized by U.S. government securities. Under the terms of a repurchase agreement, a financial institution sells U.S. government securities to a Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, a Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, a Fund’s claim on the collateral may be subject to legal proceedings.

I.	Estimates

In preparing its financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results may be different.

Note 2 – Fees and Transactions with Affiliates

International Strategy & Investment, Inc. (“ISI”) is the Funds’ investment advisor. As compensation for ISI’s advisory services, Total Return pays ISI an annual fee based on the Fund’s average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund’s gross interest income. As compensation for ISI’s advisory services, Managed Municipal, North American and Strategy each pay ISI a fee, which is calculated daily and paid monthly, at the annual rate of 0.40% of such Fund’s average daily net assets.

50

ISI Funds

Notes to Financial Statements (continued)

ISI has contractually agreed to reimburse expenses with respect to Class C Shares of North American through February 29, 2012 to the extent necessary to limit the annual ordinary operating expenses of ISI Class C Shares to 1.85% of the average daily net assets attributable to such shares. During the six months ended April 30, 2011, ISI was not required to waive any advisory fees.

Los Angeles Capital Management and Equity Research, Inc. is Strategy’s Sub-Advisor and is responsible for managing the common stocks in Strategy’s portfolio. The Sub-Advisor is paid by ISI, not Strategy.

International Strategy & Investment Group, Inc. (“ISI Group”), an affiliate of ISI, is the distributor for the Funds. Total Return, Managed Municipal (ISI Class A Shares, only) and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of average daily net assets. North American’s ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rates of 0.40% and 1.00% (which may include up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively.

During the six months ended April 30, 2011, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal and Strategy of $1,657, $3,474 and $3,121, respectively, and earned commissions of $2,451 on sales of ISI Class A Shares of North American. ISI Group retained $1,932 of contingent deferred sales charges on redemptions of ISI Class C Shares of North American during the six months ended April 30, 2011.

State Street Bank and Trust Company (“State Street”) is the administrator of the Funds. State Street is responsible for providing certain administrative services to the Funds, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including maintaining the books and records of the Fund, and preparing certain reports and other documents required by federal and/or state laws and regulations. For the performance of these services, the Funds pay State Street an annual fee of $300,000. This fee is allocated among the Funds based on the relative net assets of each Fund.

State Street is the fund accountant and fund custodian, and State Street is responsible for safeguarding and controlling the Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Fund’s investments. State Street as fund accounting agent is responsible for maintaining the books and records and calculating the daily net asset value of the Fund. For Fund accounting services, the Funds pay State Street an annual base fee of $180,000. For Fund custodian services, the Funds pay State Street an annual base fee of 1 (one) basis point on net assets, plus other asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket fees.

51

ISI Funds

Notes to Financial Statements (continued)

State Street also serves as transfer agent for the Funds and is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. For these services State Street receives an annual amount of $65,000, allocated among the Funds based on the relative net assets of each Fund and a monthly fee from each Fund at an annual rate of $20 for each direct account and $15 for certain accounts established through financial intermediaries. In addition, the Funds reimburse State Street for its out-of-pocket expenses including, but not limited to, postage and supplies.

EJV Financial Services, LLC (“EJV”) provides certain compliance services to the Funds. Edward J. Veilleux, Vice President and Chief Compliance Officer of the Funds, is also a principal of EJV. The Funds pay EJV $18,750 quarterly for providing CCO services. This fee is allocated among the Funds based on the relative net assets of each Fund. In addition, the Funds reimburse EJV for any reasonable out-of-pocket expenses relating to these compliance services.

The Funds pay each independent Director an annual fee of $15,000. The Audit Committee Chairman and Chairman of the Board receive an annual fee of $17,000 and $19,000 respectively. In addition each independent Director receives $1,000 for each Board meeting attended. The Funds also reimburse each of the Directors for out-of-pocket expenses incurred in connection with attending the Board of Directors’ meetings. Certain officers of the Funds are also officers or employees of the above named service providers, and during their terms of office, receive no compensation from the Funds.

Note 3 – Federal Income Tax

The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from GAAP. These book/tax differences may be either temporary or permanent in nature. To the extent they are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets or net asset value per share of the Funds.

The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from GAAP.

During the periods ended April 30, 2011 and October 31, 2010, the tax character of distributions paid by each of the Funds was as follows:

52

ISI Funds

Notes to Financial Statements (continued)

	Ordinary Income			Tax-Exempt Income		Long-Term Capital Gains
	April 30, 2011		October 31, 2010	April 30, 2011	October 31, 2010	April 30, 2011	October 31, 2010
Total Return	$936,505	*	$3,775,835	$—	$—	$1,949	$3,373,923
Managed Municipal	7,280		25,543	1,403,286	3,053,007	594,326	345,235
North American	2,234,775	*	5,420,092	—	—	5,741	1,838,648
Strategy	399,163	*	809,407	—	—	—	—

*
A portion of the ordinary income is short-term gains that are taxed as ordinary income for tax purposes. However, these short-term gains may be offset by losses incurred through October 31, 2011 and therefore could be treated as return of capital.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal and state income tax returns for all open tax years (tax years ended October 31, 2007 through October 31, 2010) and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

As of October 31, 2010, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Total Return	Managed Municipal	North American	Strategy
Undistributed ordinary income	$76,573	$126,576	$314,696	$9,755
Undistributed tax-exempt income	—	102,319	—	—
Accumulated undistributed long-term capital gains	1,922	594,262	5,708	—
Capital loss carryforwards	—	—	—	(5,592,059)
Net unrealized appreciation (depreciation)	4,416,794	4,457,100	5,986,095	9,281,037
Other gains (losses)	—	—	—	—
Other temporary differences	(64,506)	(102,891)	(169,367)	—
Total	$4,430,783	$5,177,366	$6,137,132	$3,698,733

As of October 31, 2010, Strategy had capital loss carryforwards of $5,592,059, of which $989,548 expires October 31, 2016, $4,076,771 expires October 31, 2017, and $525,740 expires October 31, 2018. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

53

ISI Funds

Notes to Financial Statements (continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Strategy is due to certain timing differences in the recognition of capital gains or losses under income tax reporting regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Note 4 – Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2011 were as follows:

	Non-US Government Obligations		US Government Obligations
	Purchases	Sales	Purchases	Sales
Total Return	$—	$—	$11,008,594	$12,201,484
Managed Municipal	4,298,955	8,094,380	—	—
North American	—	11,817,763	23,920,652	12,568,281
Strategy	17,562,765	13,678,628	800,625	890,297

Note 5 – Market and Credit Risk

North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in U.S. government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the U.S. economy or the prices of U.S. government securities in the same manner. In addition, the value of bonds issued by non-U.S. governments may be affected by adverse international political and economic developments that may not impact the value of U.S. government securities.

Note 6 – Contractual Obligations

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and believe the risk of loss thereunder to be remote.

Note 7 – Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No.

54

ISI Funds

Notes to Financial Statements (continued)

2010-06 are effective for interim and annual reporting periods beginning after December 31, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures and has determined no disclosure is necessary, other than is noted below.

Note 8 – Subsequent Events

GAAP requires the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined no disclosure is necessary other than is noted below.

On May 31, 2011 North American Class A Shares, Class C Shares, and Class I Shares, Managed Municipal Class A Shares and Class I Shares, and Total Return ISI Shares paid a distribution of $0.016, $0.013, $0.018, $0.0226, $0.0248, and $0.015, respectively, per share in net investment income related to the period ended May 31, 2011.

55

Notice to Shareholders (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy’s portfolio is available, without charge and upon request, by calling (800) 955-7175. Information regarding how Strategy voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling (800) 955-7175 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Notice for ISI Mutual Funds

Privacy Policy

The mutual funds in the ISI Fund Complex believe that your privacy is extremely important. We are firmly committed to protecting any personal or financial information you provide to us as well as information about your transactions with us, such as transaction amounts, account balance and account holdings (“Personal Information”). We use Personal Information only to develop and deliver products and services that you request and to fulfill any applicable legal and regulatory requirements. We do not disclose Personal Information about you or our former customers except to our affiliates and service providers. We require our employees, affiliates and service providers to maintain appropriate safeguards to ensure the security of your non-public information.

Limits of Use of Personal Information

We limit the use, collection and retention of customer information to what is necessary to provide personal financial services and related products. We have security practices and procedures in place to ensure the confidentiality and security of your Personal Information.

Accuracy of Personal Information

We strive to keep your personal and financial information accurate. If our records are incorrect or out-of-date, please notify us immediately by contacting the Service Center listed on your account statement.

Change to Our Policies

If you have any privacy or security questions, please contact us at 800-882-8585. We may, at our discretion, change this Privacy Policy at any time. If we make material changes to the policy, we will provide you with notice of these changes.

56

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Louis E. Levy Chairman W. Murray Jacques Director Edward A. Kuczmarski Director R. Alan Medaugh President Director Nancy Lazar Vice President Carrie L. Butler Vice President
Edward J. Veilleux
Vice President
Chief Compliance Officer

Thomas D. Stevens*
Vice President

Stephen V. Killorin
Vice President
Treasurer

Margaret M. Beeler
Vice President
Secretary

Edward S. Hyman
Senior Economic Advisor

* Thomas D. Stevens is an officer for only the ISI Strategy Fund.

Investment Advisor
ISI, Inc. 40 West 57th Street, 18th Floor New York, NY 10019 (800) 955-7175
Shareholder Servicing Agent
State Street Bank & Trust Company One Lincoln Street Boston, MA 02111
Distributor
ISI Group, Inc. 40 West 57th Street, 18th Floor New York, NY 10019 (800) 955-7175

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable.
(2)
Separate certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(3)	Not applicable
(b)
Certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   North American Government Bond Fund, Inc.

By (Signature and Title)*		/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date	June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date	June 30, 2011

By (Signature and Title)*		/s/ Stephen V. Killorin
Stephen V. Killorin, Treasurer

Date	June 30, 2011